Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses

As of December 31, 2025 and 2024, prepaid expenses consisted of the following balances:

	As of December 31,
	2025	2024
Prepaid expenses	$833,627	$75,118
Less: amounts classified as non-current assets	(562,500)	—
Amounts classified as current assets	$271,127	$75,118

Schedule of Estimated Aggregate Expense	The estimated aggregate expense for the next four fiscal years is as follows:
As of December 31,	Estimated Expense
2026	$271,127
2027	250,000
2028	250,000
2029	62,500
$833,627